BUSINESS COMBINATION, Summary (Q1) (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2021 USD ($) Seller $ / shares shares	Mar. 31, 2022 USD ($) Seller $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares
Business Combination [Abstract]
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001
Amortization period of software intangible assets		3 years		3 years
Beaches Development Group LTD [Member]
Business Combination [Abstract]
Common stock, issued (in shares) | shares	180,972	180,972		180,972
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Number of sellers | Seller	2
Fair value of shares	$ 135,000		$ 135,000	$ 135,000
Cash paid in business combination	155,000		132,000	132,000
Restricted stock expense			85,000	85,000
Cash price withheld as an indemnity holdback	23,000		23,000	$ 23,000
Offset period				12 months
Liabilities assumed	0
Amortization period of software intangible assets				3 years
Aggregate amortization expense for remaining period	$ 136,000	$ 120,000
Beaches Development Group LTD [Member] | Sellers [Member]
Business Combination [Abstract]
Common stock, issued (in shares) | shares	67,064
Fair value of shares	$ 50,000
Beaches Development Group LTD [Member] | Sellers Who Signed Employment Contracts [Member]
Business Combination [Abstract]
Common stock, issued (in shares) | shares	113,908	113,908
Number of sellers | Seller	2
Fair value of shares	$ 85,000
Vesting period for shares	2 years	2 years
Beaches Development Group LTD [Member] | General and Administrative Expense [Member]
Business Combination [Abstract]
Restricted stock expense		$ 8,900	10,700	$ 67,000
Offset period		12 months
Amortization period of software intangible assets		3 years
Amortization expense		$ 16,000		60,000
Acquisition related costs			$ 11,000	$ 11,000
Beaches Development Group LTD [Member] | Vesting in Year 1 [Member] | Sellers Who Signed Employment Contracts [Member]
Business Combination [Abstract]
Percent of shares that vest per year	50.00%	50.00%
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member]
Business Combination [Abstract]
Number of sellers | Seller	2	2
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member] | Sellers Who Signed Employment Contracts [Member]
Business Combination [Abstract]
Percent of shares that vest per year	50.00%	50.00%